Note 7 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal
State
Foreign
Total current provision
Federal	7,726	17,837,120
State	(2,749,386)	1,417,482
Foreign		0
Total deferred provision (benefit)	(2,741,660)	19,254,602
Valuation allowance	2,741,660	(19,254,602)
Consolidated income tax provision